Government assistance (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Government Grants And Subsidies [Abstract]
Government grants
Government assistance recognized as a reduction of expenses is as follows:

	2024	2023
	$	$

Direct cost of revenues	291	653
General and administrative	674	681
Research and development	2,796	3,006
Sales and marketing	130	142

Total government assistance	3,891	4,482